Leases (Details) - VIECO USA, Inc. [Member] - USD ($) $ in Thousands			12 Months Ended
	May 01, 2021	Jan. 02, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Leases (Details) [Line Items]
Rent payment	$ 37
ROU asset and lease obligation					$ 1,500
Amortization of assets under finance lease			$ 200	$ 200
Lease expense			$ 6,100	$ 5,500
Minimum [Member]
Leases (Details) [Line Items]
Incremental borrowing rate, percentage		11.10%
Maximum [Member]
Leases (Details) [Line Items]
Incremental borrowing rate, percentage		11.80%